Goldman Sachs International Tax-Managed Equity Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	8.92%	8.18%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		31.28%	9.61%	8.35%
Performance Inception Date	Jan. 31, 2008
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		30.90%	9.19%	8.04%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.15%	7.66%	6.87%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		36.98%	10.05%	8.14%	[1]
Performance Inception Date	Jan. 31, 2008
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.48%	11.23%	9.34%
Performance Inception Date	Jan. 31, 2008
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.39%	11.16%	9.23%
Performance Inception Date	Aug. 31, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		39.45%	11.23%	9.34%	[2]
Performance Inception Date	Apr. 30, 2018

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on April 30, 2018. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.